Business Combinations	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Business Combinations

3.   BUSINESS COMBINATIONS

Business combination in 2018:

During the year ended 2018, the Group completed four acquisitions. The results of the acquired entities’ operations have been included in the Company’s consolidated financial statements since their respective dates of acquisition. The Group completed the valuation necessary to assess the fair value of the acquired assets and liabilities and the non-controlling interests with the assistance from an independent valuation firm, resulting from which the amounts of goodwill were determined and recognized as of the respective acquisition dates.

In January 2015, the Group acquired 50% of the equity interest in Yancheng Zexin Hotel Management Co., Ltd. (the “Zexin”) and the investment was accounted for under equity method given the Group had the ability to exercise significant influence over Zexin. In July 2018, the Group acquired additional 1% of the equity interest in Zexin for a cash consideration of RMB80,000. The acquisition closed on July 1, 2018 when the Group obtained control of Zexin’s operations holding in aggregate 51% of its equity interest. The fair value of previously held equity interest is RMB3,333,000 at the acquisition date. A gain of RMB1,344,212 in relation to the revaluation of the previously held equity interest was recorded in other income, net in the consolidated statement of comprehensive income for the year ended December 31, 2018.

In July 2018, the Group acquired 100% of the equity interest in a hotel chain and 70% of the equity interest in an individual hotel for an aggregate cash consideration of RMB10,000,000 and RMB13,000,000, respectively.

In August 2018, the Group acquired 70% of the equity interest in an individual hotel for an aggregate cash consideration of RMB1,400,000.

These business acquisitions were accounted for under purchase accounting.

The net revenue and net loss of the acquiree included in the consolidated statements of operations for the year ended December 31, 2018 were RMB14,148,551 and RMB 332,960, respectively. Pro forma financial information of the acquires are not presented as the effects of the acquisitions on the Group’s consolidated financial statements were immaterial.

The following is a summary of the fair values of the assets acquired and liabilities assumed:

	2018	Amortization Period
Current assets (i)	11,520,969
Property and equipment	32,618,088	3 - 17 years
Intangible assets
Favorable leases	20,095,000	Remaining lease terms
Trademark	1,530,000	Remaining beneficial period
Goodwill	2,827,885
Current liabilities	(18,636,959)
Deferred tax liabilities	(5,406,250)
Noncontrolling interest	(8,509,857)
Total	36,038,876

(i)	Current assets acquired primarily included cash and cash equivalent of RMB1,177,106, other receivables of RMB1,438,641 and loans receivable of RMB7,500,000.

As the acquires are unlisted companies, the fair value measurements for the non-controlling interest and previously held equity interest are estimated with reference to the purchase price per share as of the acquisition date and adjustment for the lack of control and marketability.

3.   BUSINESS COMBINATIONS (CONTINUED)

Business combinations in 2019:

During the years ended 2019, the Group completed four business combinations, including Argyle Group, Urban Hotel Group and other two companies. The results of the acquired entities’ operations have been included in the Company’s consolidated financial statements since their respective dates of acquisition. The Group completed the valuations necessary to assess the fair value of the acquired assets and liabilities and the non-controlling interests (if applicable) with the assistance from an independent valuation firm, resulting from which the amounts of goodwill were determined and recognized as of the respective acquisition dates.

Argyle Group

On April 4, 2019, the Group completed the acquisition of Argyle Group through acquiring 60% equity interest in Argyle Beijing. Argyle Group is an owner and operator of hotels, with a network of mid-scale and up-scale brands in China and Southeast Asia. The total consideration amounted to RMB126,819,172 (USD18,216,434), which was measured at the fair value of the 626,746 ordinary shares on the acquisition date and cash consideration of RMB65,779,032 (USD9,448,567). As of December 31, 2019, the last payment of RMB6,000,000 (USD861,846) has not been paid. The business acquisition was accounted for under purchase accounting.

The net revenue and net loss of the acquire included in the consolidated statements of operations for the year ended December 31, 2019 were RMB11,882,976 (USD1,706,883) and RMB7,694,834 (USD1,105,294), respectively.

Pro forma financial information of the acquire is not presented as the effects of the acquisitions on the Group’s consolidated financial statements were immaterial.

The following is a summary of the fair values of the assets acquired and liabilities assumed:

	2019	Amortization Period
Current assets	3,777,860
Property and equipment	1,013,378	3 - 17 years
Intangible assets
Purchased software	669,206	4 – 7 years
Trademark	230,500,000	Indefinite life
Goodwill	42,198,903
Current liabilities	(7,618,079)
Deferred tax liabilities	(57,625,000)
Non current liabilities	(15,642,000)
Noncontrolling interest	(70,455,096)
Total	126,819,172

3.   BUSINESS COMBINATIONS (CONTINUED)

Business combinations in 2019 (continued):

Urban Hotel Group

On November 30, 2019, the Group completed the acquisition of Urban Hotel Group through acquiring 70% equity interest in Shandong Xinghui. Urban Hotel Group is a leading franchised hotel operator in China. The total consideration amounted to RMB 190,349,496 (USD27,341,994), which was measured at the fair value of the 870,908 ordinary shares on the acquisition date, RMB126,000,000 (USD18,098,768) of cash consideration and the fair value of the contingent consideration and the returnable consideration depending on the achievement or failing of certain financial targets on annual basis (“Contingent Consideration Arrangement”) on the acquisition date. Pursuant to the clause of the agreement, the estimated contingent consideration will not exceed RMB105million (USD15million) and the estimated returnable consideration will not exceed RMB69million (USD10million). The Group has assessed such Contingent Consideration Arrangement to be classified as a financial liability and remeasured at the end of each reporting period with any changes in its fair value to be recognized in its consolidated profit and loss statements. With the assistance of an independent third-party valuation firm based on the Company’s assessment of whether certain financial targets could be achieved or not, the fair value of the returnable consideration and contingent consideration recognized as of the acquisition date is RMB3,333,421(USD478,816) and RMB4,027,207(USD578,472), respectively. As of December 31, 2019, the last payment of the cash consideration of RMB10,500,000 (USD1,508,231) has not been paid and the 870,908 ordinary shares were not issued until January 15, 2020. The business acquisition was accounted for under purchase accounting.

The following is a summary of the fair values of the assets acquired and liabilities assumed:

	2019	Amortization Period
Current assets (i)	50,482,296
Property and equipment	6,913,189	3 - 10 years
Intangible assets
Favorable leases	20,100,000	Remaining lease terms
Trademark	212,800,000	Indefinite life
Purchased software	34,739	2 years
Deferred tax assets	4,000,000
Other assets	4,537,000
Goodwill	49,037,577
Current liabilities	(19,831,341)
Non current liabilities	(11,517,000)
Deferred tax liabilities	(58,225,000)
Noncontrolling interest	(67,981,964)
Total	190,349,496

(i)	Current assets acquired primarily included cash and cash equivalent of RMB28,162,864, other receivables of RMB16,928,966 and accounts receivable of RMB5,116,320.

3.   BUSINESS COMBINATIONS (CONTINUED)

Business combinations in 2019 (continued):

Urban Hotel Group (continued)

The net revenue and net loss of the acquires included in the consolidated statements of operations for the year ended December 31, 2019 were RMB6,832,148 (USD981,377) and RMB362,260 (USD52,035), respectively.

The following table summarizes unaudited pro forma results of operation for the years ended December 31, 2018 and 2019 assuming that the acquisition occurred as of January 1, 2018. The pro forma results have been prepared for comparative purpose only based on management’s best estimate and do not purport to be indicative of the results of operations which actually would have resulted had the acquisition occurred as of January 1, 2018.

	2018	2019
Proforma net revenue	991,089,437	1,189,828,873
Proforma net income	395,817,977	468,408,130

Others

On July 1, 2019, the Group completed the acquisition of a company at consideration of RMB37,255,016 (USD5,351,348) of current assets which were effectively settled upon the acquisition.

On August 31, 2019, the Group completed the acquisition of one hotel at a cash consideration of RMB5,530,000 (USD794,335). As of December 31, 2019, the last payment of RMB276,500 (USD39,717) has not been paid.

The business acquisitions were accounted for under purchase accounting. The assets and liabilities of these two acquirees were immaterial to the consolidated financial statements.

The Group incurred transaction cost of RMB2,589,034 (USD371,892) for the abovementioned four acquisitions, which was expensed and recorded in general and administrative expenses in the year ended December 31, 2019.

The valuations used in the purchase price allocation described above were determined by the Company with the assistance of independent third-party valuation firms. The valuation reports considered generally accepted valuation methodologies such as the income, market and cost approaches. As the acquirees are all private companies, the fair value estimates of noncontrolling interests are based on significant inputs considered by market participants which mainly include (a) discount rate, (b) projected terminal value based on future cash flow (c) financial multiple of companies in the same industry and (d) adjustment for lack of control and marketability.

Goodwill was recognized as a result of expected synergies from combining operations of the Group and acquired business and other intangible assets that do not qualify for separate recognition. Goodwill is not amortized and is not deductible for tax purposes. In accordance with ASC 350, the Group assigned and assessed goodwill for impairment at the reporting unit level. All the acquired business has been integrated with the Group’s business. The Group concluded that it has only one reporting unit. Accordingly, goodwill is allocated to one single reporting unit.